Prepaid Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Prepaid Expenses
Prepaid Expenses
6.	PREPAID EXPENSES
  Prepaid expenses consisted of the following at December 31, 2017 and June 30, 2017:
	December 31, 2017	June 30, 2017
Prepaid expenses	$196	$182
Total prepaid expenses	$196	$182
5. PREPAID EXPENSES Prepaid expenses consisted of the following at June 30, 2017 and June 30, 2016:
	2017	2016
Prepaid expenses	$182	$345
Total prepaid expenses	$182	$345